United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   12/31/2005

Check here if Amendment [X];   Amendment Number: 1
  This Amendment (Check only one.):      [X] is a restatement.
  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting manager:

Name:    Catherine Cheshire
Title:   CCO
Phone:   727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg, Florida             10/28/2008
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 139

Form 13F Information Table Value Total: 161,865 (value x 1000)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.



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FORM 13F INFORMATION TABLE

Name of Issuer	                	TITLE OF  CUSIP     	Value   Amount  SH/  Put/  Investment  Other    Voting Authority
                                 	CLASS              	 x1000          PRN  Call  Discretion  Managers Sole Shared None
________________________________________________________________________________________________________________________________
1/100 Berkshire Hathway Cl A         	CL A	84670108    	3,456	3,900	SH		Sole		3,900
3M Company                           	COM	88579Y101       316	4,077	SH		Sole		4,077
99 Cents Only Stores                 	COM	65440k106       128	12,272	SH		Sole		12,272
Affiliated Managers Grp              	COM	8252108		270	3,366	SH		Sole		3,366
Agree Realty Corp                    	COM	8492100		1,096	37,917	SH		Sole		37,917
Alico Inc                            	COM	16230104	452	10,000	SH		Sole		10,000
Altria Group Inc                     	COM	02209S103       740	9,900	SH		Sole		9,900
American Express Company             	COM	25816109	308	5,979	SH		Sole		5,979
AmeriGas Partners LP           UNIT L P INT	30975106	311	11,000	SH		Sole		11,000
Amgen Incorporated                   	COM	31162100	306	3,874	SH		Sole		3,874
Anadarko Petroleum Corp              	COM	32511107	809	8,541	SH		Sole		8,541
Apache Corp                          	COM	37411105	2,871	41,905	SH		Sole		41,905
Apple Computer Inc                   	COM	37833100	216	3,000	SH		Sole		3,000
Bank Of America Corporation          	COM	60505104	565	12,249	SH		Sole		12,249
Berkshire Hathaway Cl B              	CL B	84670207	3,255	1,109	SH		Sole		1,109
Block H & R Incorporated             	COM	93671105	253	10,299	SH		Sole		10,299
Boardwalk Pipeline Ptnrs     UT LTD PARTNER	96627104	450	25,000	SH		Sole		25,000
Boston Properties Inc                	COM	101121101	516	6,955	SH		Sole		6,955
Buckeye Partners Uts LP      UNIT LTD PARTN	118230101	819	19,397	SH		Sole		19,397
Burlington Resources Inc             	COM	122014103	1,106	12,835	SH		Sole		12,835
Carramerica Realty Corp              	COM	144418100	263	7,600	SH		Sole		7,600
Chevrontexaco Corp                   	COM	166764100	422	7,435	SH		Sole		7,435
Cimarex Energy Co                    	COM	171798101	2,816	65,475	SH		Sole		65,475
Citigroup Inc                        	COM	172967101	2,143	44,163	SH		Sole		44,163
Coca Cola Company                    	COM	191216100	311	7,708	SH		Sole		7,708
Cohen & Steers Select Fund           	COM	19248A109       665	33,000	SH		Sole		33,000
Comcast Corp New Cl A                	CL A	20030N101       252	9,726	SH		Sole		9,726
Consolidated-Tomoka Land FL          	COM	210226106	319	4,500	SH		Sole		4,500
Cross Timbers Royalty Tr             TR UNIT	22757R109       269	5,500	SH		Sole		5,500
Dell Inc                             	COM	24702R101       253	8,458	SH		Sole		8,458
Devon Energy Cp New                  	COM	25179M103       2,920	46,690	SH		Sole		46,690
Duke Realty Corp                    COM NEW	264411505	518	15,500	SH		Sole		15,500
Enbridge Energy Ptnrs LP             	COM	29250R106       3,770	85,875	SH		Sole		85,875
Energy Transfer Partners     UNIT LTD PARTN	29273R109       1,738	50,745	SH		Sole		50,745
Enerplus Resources Fund New   UNIT TR G NEW	29274D604       2,830	58,990	SH		Sole		58,990
Enterprise Prd Prtnrs LP             	COM	293792107	3,659	152,381	SH		Sole		152,381
Entertainment Propertys Tr   COM SH BEN INT	29380T105       1,706	41,868	SH		Sole		41,868
Equity Lifestyle Pptys               	COM	29472R108       267	6,000	SH		Sole		6,000
Equity Residential Properties    SH BEN INT	29476L107       8,604	219,939	SH		Sole		219,939
Europe 2001 HOLDRS           DEPOSITRY RCPT	29875G105       2,729	40,500	SH		Sole		40,500
Evergreen Mngd Income Fd            COM SHS	30024Y104       885	56,000	SH		Sole		56,000
Exxon Mobil Corporation              	COM	30231G102       361	6,420	SH		Sole		6,420
Ferrellgas Partners LP        UNIT LTD PART	315293100	2,838	137,767	SH		Sole		137,767
Finisar Corp                         	COM	31787A101       344	165,420	SH		Sole		165,420
Gateway Inc                          	COM	367626108	25	10,000	SH		Sole		10,000
General Electric Company             	COM	369604103	295	8,418	SH		Sole		8,418
General Growth Propertys             	COM	370021107	677	14,400	SH		Sole		14,400
Goldman Sachs Group Inc              	COM	38141G104       2,532	19,830	SH		Sole		19,830
Halliburton Co Hldg Co               	COM	406216101	202	3,260	SH		Sole		3,260
HCP Inc.                             	COM	421915109	627	24,525	SH		Sole		24,525
Healthcare Realty Trust              	COM	421946104	839	25,231	SH		Sole		25,231
Hospitality Properties Trust COM SH BEN INT	44106M102       1,014	25,290	SH		Sole		25,290
India Fund Inc                       	COM	454089103	214	5,375	SH		Sole		5,375
Intel Corp                           	COM	458140100	543	21,747	SH		Sole		21,747
International Business Machine       	COM	459200101	821	9,990	SH		Sole		9,990
Internet Infrastructure HOLDR DEPOSTRY RCPT	46059V104       77	20,000	SH		Sole		20,000
iShares Dow Jones Select Div DJ SEL DIV INX	464287168	601	9,815	SH		Sole		9,815
iShares MSCI EAFE             MSCI EAFE IDX	464287465	233	3,918	SH		Sole		3,918
iShares MSCI Hong Kong Index MSCI HONG KONG	464286871	140	11,125	SH		Sole		11,125
iShares MSCI Japan Index         MSCI JAPAN	464286848	343	25,370	SH		Sole		25,370
iShares MSCI Korea Index       MSCI S KOREA	464286772	258	5,758	SH		Sole		5,758
iShares MSCI Mexico Index       MSCI MEXICO	464286822	291	8,160	SH		Sole		8,160
iShares S&P Midcap/BARRA Gr  S&P MIDCP GROW	464287606	2,362	31,232	SH		Sole		31,232
iShares S&P Midcap/BARRA Val S&P MIDCP VALU	464287705	4,885	69,304	SH		Sole		69,304
iShares S&P Smallcap/BARRA G S&P SMLCP GROW	464287887	1,932	16,643	SH		Sole		16,643
iShares S&P Smallcap/BARRA V S&P SMLCP VALU	464287879	4,200	65,742	SH		Sole		65,742
Jabil Circuit Inc                    	COM	466313103	325	8,770	SH		Sole		8,770
Johnson & Johnson                    	COM	478160104	859	14,301	SH		Sole		14,301
JP Morgan Chase & Co                 	COM	46625H100       804	20,247	SH		Sole		20,247
Kinder Morgan Energy LP      UT LTD PARTNER	494550106	12,400	259,306	SH		Sole		259,306
King Pharmaceuticals Inc             	COM	495582108	254	15,000	SH		Sole		15,000
Lauder Estee Co Inc Cl A             	CL A	518439104	418	12,489	SH		Sole		12,489
Lehman Bros Holding Inc              	COM	524908100	778	6,067	SH		Sole		6,067
Liberty Property Trust               	COM	531172104	283	6,600	SH		Sole		6,600
Lockheed Martin Corp                 	COM	539830109	216	3,400	SH		Sole		3,400
Lone Star Technologies               	COM	542312103	226	4,380	SH		Sole		4,380
Lucent Technologies Inc              	COM	549463107	27	10,100	SH		Sole		10,100
M B N A Corporation                  	COM	55262L100       412	15,187	SH		Sole		15,187
Magellan Midstream Ptnrs     COM UNIT RP LP	559080106	219	6,800	SH		Sole		6,800
Mcgraw-Hill Cos                      	COM	580645109	310	6,010	SH		Sole		6,010
Medtronic Inc                        	COM	585055106	2,298	39,910	SH		Sole		39,910
Metlife Inc                          	COM	59156R108       348	7,100	SH		Sole		7,100
Microsoft Corp                       	COM	594918104	467	17,874	SH		Sole		17,874
Nationwide Health Propertys          	COM	638620104	1,065	49,760	SH		Sole		49,760
Natural Resource Ptnr LP       COM UNIT L P	63900P103       251	5,000	SH		Sole		5,000
New Plan Excel Realty Trust          	COM	648053106	239	10,300	SH		Sole		10,300
Northern Border Partners     UNIT LTD PARTN	664785102	2,356	56,096	SH		Sole		56,096
Northern TRUST Corp                  	COM	665859104	415	8,000	SH		Sole		8,000
Oracle Corporation                   	COM	68389X105       196	16,016	SH		Sole		16,016
Pengrowth Energy TRUST A       TRUST UNIT A	706902301	355	15,070	SH		Sole		15,070
Penn Virginia Res Partners           	COM	707884102	5,008	90,121	SH		Sole		90,121
Pepsico Incorporated                 	COM	713448108	201	3,394	SH		Sole		3,394
Petrofund Energy TRUST              TR UNIT	71648W108       2,156	122,220	SH		Sole		122,220
Pharmaceutical HOLDRS        DEPOSITRY RCPT	71712A206       1,567	22,500	SH		Sole		22,500
Pilgrims Pride Corp                  	COM	721467108	448	13,500	SH		Sole		13,500
Plains All American Pipeline UNIT LTD PARTN	726503105	1,793	45,300	SH		Sole		45,300
Plum Creek Timber Co                 	COM	729251108	562	15,600	SH		Sole		15,600
Nasdaq 100 Tr			 UNIT SER 1	631100104	556	13,750	SH		Sole		13,750
Primewest Energy TRUST Newf     TR UNIT NEW	741930309	2,191	70,855	SH		Sole		70,855
Procter & Gamble                     	COM	742718109	283	4,894	SH		Sole		4,894
Provident Energy TRUST              TR UNIT	74386K104       1,487	137,580	SH		Sole		137,580
Realty Income Corp                   	COM	756109104	660	30,541	SH		Sole		30,541
Reynolds American Inc                	COM	761713106	292	3,060	SH		Sole		3,060
Royal Dutch Shell B Adrf         SPON ADR B	780259107	290	4,501	SH		Sole		4,501
Shurgard Storage Ctrs A              	COM	82567D104       340	6,000	SH		Sole		6,000
Smith International Inc              	COM	832110100	227	6,105	SH		Sole		6,105
Southwest Airlines Co                	COM	844741108	185	11,250	SH		Sole		11,250
St Jude Medical Inc                  	COM	790849103	228	4,537	SH		Sole		4,537
Streetracks Gold TRUST             GOLD SHS	863307104	1,142	22,150	SH		Sole		22,150
Suburban Propane Partner LP  UNIT LTD PARTN	864482104	634	24,200	SH		Sole		24,200
Suncor Energy Inc                    	COM	867229106	552	8,747	SH		Sole		8,747
T C Pipelines LP             UT COM LTD PRT	87233Q108       8,209	253,455	SH		Sole		253,455
Target Corporation                   	COM	87612E106	311	5,656	SH		Sole		5,656
Teppco Partners LP           UT LTD PARTNER	872384102	5,568	159,829	SH		Sole		159,829
The Charles Schwab Corp              	COM	808513105	807	55,000	SH		Sole		55,000
Time Warner Inc                      	COM	887317105	625	35,821	SH		Sole		35,821
Toyota Motor Cp Adr Newf     SP ADR REP2COM	892331307	288	2,750	SH		Sole		2,750
Trizec Properties Inc                	COM	89687P107       472	20,600	SH		Sole		20,600
United Parcel Service B              	CL B	911312106	5,654	75,242	SH		Sole		75,242
United States Steel Corp             	COM	912909108	240	5,000	SH		Sole		5,000
Univision Communs Inc                	CL A	914906102	427	14,538	SH		Sole		14,538
Valero LP                    COM UT LTD PRT	91913W104       1,080	20,873	SH		Sole		20,873
Van Kampen SR Incm Tr                	COM	920961109	395	51,000	SH		Sole		51,000
Vanguard Emg Mkts VIPERS     EMR MKT VIPERS	922042858	244	4,005	SH		Sole		4,005
Vanguard Energy VIPERS        ENERGY VIPERS	92204A306       386	5,348	SH		Sole		5,348
Vanguard Intl Equities VIPERS   EURO VIPERS	922042874	383	7,280	SH		Sole		7,280
Vanguard Large-Cap Growth VI  GROWTH VIPERS	922908736	1,097	20,510	SH		Sole		20,510
Vanguard Large-Cap Value VIPER VALUE VIPERS	922908744	1,629	28,500	SH		Sole		28,500
Vanguard Small-Cap Growth    SML CP G VIPER	922908595	704	12,060	SH		Sole		12,060
Vanguard Small-Cap Value     SM CP V VIPERS	922908611	677	11,160	SH		Sole		11,160
Vanguard Utilities VIPERS      UTILS VIPERS	92204A876       587	9,015	SH		Sole		9,015
Ventas Inc                           	COM	92276F100       551	17,200	SH		Sole		17,200
Viacom Inc Non Vtg Class B           	CL B	92553P201       324	9,927	SH		Sole		9,927
Vornado Realty Trust             SH BEN INT	929042109	1,141	13,670	SH		Sole		13,670
Wal-Mart Stores Inc                  	COM	931142103	427	9,130	SH		Sole		9,130
Washington Mutual Inc                	COM	939322103	282	6,490	SH		Sole		6,490
Williams Companies                   	COM	969457100	579	25,000	SH		Sole		25,000
Wynn Resorts                         	COM	983134107	219	4,000	SH		Sole		4,000


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